WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
WARRANTS
WARRANTS

9.    WARRANTS

Common Stock Warrants — In connection with the Credit Agreement and subsequent amendments (as discussed in Note 5), the Company issued 37,607 warrants to purchase common stock. As of September 30, 2021 and December 31, 2020, there were 37,607 warrants to purchase common stock outstanding, respectively, with accrued values of $148,129 and $49,863, respectively. These warrants are exercisable at any time at the option of the holder until the ten year anniversary of the dates of issuance. These warrants are classified as liabilities and changes to the fair value of the warrants are recognized in earnings on the Company’s condensed consolidated statements of operations in each relevant period. As a result of the change in fair value of these warrants, as of the three months ended September 30, 2021 and 2020, $1,764 and $3,137 were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations. As a result of the change in fair value of these warrants, as of the nine months ended September 30, 2021 and 2020, ($98,266) and $3,137 were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations.

The estimated fair value of these common stock warrants as of September 30, 2021 and December 31, 2020 is determined using Level 3 inputs and assumptions within the Black-Scholes pricing model. The key assumptions used in the Black-Scholes model were as follows:

	September 30,	December 31,
	2021	2020
Expected volatility	20.5%	57.0%
Expected term (in years)	0.25	1.0
Risk free interest rate	0.1%	1.7%
Expected dividend yield	0.0%	0.0%

Series E-1 Preferred Warrants — In connection with the Company’s term loan agreement, signed on August 4, 2021 (as discussed in Note 5), the Company issued warrants to purchase 126,993 shares of Series E -1 preferred stock at a price of $7.0871 per share. These warrants are exercisable at any time at the option of the holder. In accordance with FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s condensed consolidated balance sheet as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. The fair value of the Series E-1 Preferred Warrants as of the grant date was recorded as a discount to the August 4, 2021 term loan debt. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s condensed consolidated statements of operations in each subsequent period. These warrants expire ten years after the issuance date. These warrants will automatically be deemed to be cashless exercised immediately prior to and contingent upon the consummation of the Business Combination.

At the end of each reporting period, until expiry, the Company uses an option pricing model to estimate and report the fair value of the Series E-1 Preferred Warrants. As of September 30, 2021, and in conjunction with the pending Business Combination (See Note 1), the model was used to determine the fair value of the Series E-1 Preferred Warrants under both a “business combination” and “stay private” scenario. While the most significant factor utilized to determine the fair value under both scenarios is the volatility, each scenario has different volatility drivers, which are captured with different market data. With respect to the “business combination” scenario, the primary driver for change in fair value are the changes in the acquiring SPAC share price. Therefore, the key factor used in determining fair value is the volatility of the SPAC, which can be implied from the SPAC’s traded warrants. For the “stay private” scenario, changes in fair value are primarily driven by changes in the overall business value, which is steered by the Company’s overall business risk. The key factor for the “stay private” scenario is therefore the volatility of publicly traded peer companies.

There were 126,993 warrants to purchase Series E-1 preferred stock outstanding as of September 30, 2021. The accrued value of these warrants as of September 30, 2021 was $253,985. As a result of the change in fair value of these warrants as of the three and nine months ended September 30, 2021, ($1,270) was recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations and ($252,715) was recorded on the balance sheet as a discount to the term loan debt discussed above.

	Scenarios as of September 30, 2021
	Stay Private	Business Combination	December 31, 2020
Expected Volatility	60.0%	20.5%	0.0%
Expected term (in years)	1.25	0.25	—
Risk free interest rate	0.1%	0.1%	0.0%

Series C-1 Preferred Warrants-In connection with a sale leaseback agreement the Company entered into in December 2016, the Company issued warrants to purchase 88,361 shares of series C-1 preferred stock at a price of $10.88 per share. These warrants are exercisable at any time at the option of the holder until the earlier of six years after the termination of the lease or the ten year anniversary of the date of issuance. In accordance with ASC 480, the fair value of these warrants is classified as a liability on the Company’s condensed consolidated balance sheet as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. The fair value as of the grant date was recorded as a discount to the capital lease principle. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s condensed consolidated statements of operations in each subsequent period. These warrants expire six years after the expiration or termination of the lease in accordance with its terms or any renewal thereof, but no later than ten years after the issuance date.

At the end of each reporting period, until expiry, the Company uses an option pricing model to estimate and report the fair value of the Series C-1 Preferred Warrants. As of September 30, 2021, and in conjunction with the pending Business Combination (See Note 1), the model was used to determine the fair value of the Series C-1 Preferred Warrants under both a “business combination” and “stay private” scenario. While the most significant factor utilized to determine the fair value under both scenarios is the volatility, each scenario has different volatility drivers, which are captured with different market data. With respect to the “business combination” scenario, the primary driver for change in fair value are the changes in the acquiring SPAC share price. Therefore, the key factor used in determining fair value is the volatility of the SPAC, which can be implied from the SPAC’s traded warrants. For the “stay private” scenario, changes in fair value are primarily driven by changes in the overall business value, which is steered by the Company’s overall business risk. The key factor for the “stay private” scenario is therefore the volatility of publicly traded peer companies. For periods prior to the Business Combination announcement, there was no change in the method of calculation or calculation scenarios. The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants under all scenarios:

	Scenarios as of September 30, 2021
		Business
	Stay Private	Combination	December 31, 2020
Expected Volatility	60.0%	20.5%	60.0%
Expected term (in years)	1.25	0.25	1.0
Risk free interest rate	0.1%	0.1%	0.1%

There were 88,361 warrants to purchase Series C-1 preferred stock outstanding as of both September 30, 2021 and Decembers 31, 2020, respectively. The accrued value of these warrants as of September 30, 2021 and December 31, 2020 was $18,556 and $153,748, respectively. As a result of the change in fair value of these warrants, as of the three months ended September 30, 2021 and 2020, $31,368 and ($101,615) were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations. As of the result of the change in fair value of these warrants, as of the nine months ended September 30, 2021 and 2020, $135,192 and ($118,404) were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations.

Series C-3 Preferred Warrants— In April 2016, in conjunction with a general marketing agreement, the Company issued a warrant to purchase shares up to 1,102,752 shares of series C-3 preferred stock to a strategic partner at a price of $10.88 per share. The number of exercisable shares is dependent upon performance conditions. The warrant is exercisable upon vesting through completion of marketing milestones. In accordance with ASC 480, the fair value of these warrants are classified as a liability on the Company’s condensed consolidated balance sheet as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. Therefore, as the performance conditions are met, the warrants will be recorded as a liability in the condensed consolidated balance sheets and as marketing expense in the condensed consolidated statements of operations. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s condensed consolidated statements of operations in each subsequent period. As of September 30, 2021, all warrants to purchase 1,102,752 shares have vested, resulting in marketing expenses recorded in prior years. These warrants expire on the later of the date that is (i) the five-year anniversary of the date on which the last milestones have been satisfied and (ii) seven years after the issuance date.

At the end of each reporting period, until expiry, the Company uses an option pricing model to estimate and report the fair value of the Series C-3 Preferred Warrants. As of September 30, 2021, and in conjunction with the pending Business Combination (See Note 1), the model was used to determine the fair value of the Series C-3 Preferred Warrants under both a “business combination” and “stay private” scenario. While the most significant factor utilized to determine the fair value under both scenarios is the volatility, each scenario has different volatility drivers, which are captured with different market data. With respect to the “business combination” scenario, the primary driver for change in fair value are the changes in the acquiring SPAC share price. Therefore, the key factor used in determining fair value is the volatility of the SPAC, which can be implied from the SPAC’s traded warrants. For the “stay private” scenario, changes in fair value are primarily driven by changes in the overall business value, which is steered by the Company’s overall business risk. The key factor for the “stay private” scenario is therefore the volatility of publicly traded peer companies. For periods prior to the Business Combination announcement, there was no change in the method of calculation or calculation scenarios.

The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants under all scenarios:

	Scenarios as of September 30, 2021
		Business
	Stay Private	Combination	December 31, 2020
Expected Volatility	60.0%	20.5%	60.0%
Expected term (in years)	1.25	0.25	1.0
Risk free interest rate	0.1%	0.1%	0.1%

The 1,102,752 warrants outstanding as of both September 30, 2021 and December 31, 2020 to purchase Series C-3 preferred shares had accrued values of $231,578 and $1,918,788, respectively. As a result of the change in fair value of these warrants, as of the three months ended September 30, 2021 and 2020, $391,477 and ($1,268,165) were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations. As a result of the change in fair value of these warrants, as of the nine months ended September 30, 2021 and 2020, $1,687,211 and ($1,477,688) were recorded in other income (expense), net, respectively, in the condensed consolidated statements of operations.

8.    WARRANTS

Common Stock Warrants — In connection with the Credit Agreement, the Company issued warrants to purchase 15,107 shares of common stock at a price of $0.95 per share on June 24, 2015. The Company issued warrants to purchase an additional 10,000 shares of common stock at a price of $2.33 per share in connection with the amendment to the Credit Agreement on December 22, 2016. The Company issued warrants to purchase an additional 12,500 shares of common stock at a price of $3.04 per share in connection with the amendment to the Credit Agreement on May 22, 2018. These warrants are exercisable at any time at the option of the holder until the ten year anniversary of the date of issuance. These warrants were issued in a financing transaction and are classified as liabilities. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s consolidated statements of operations in each subsequent period.

The estimated fair value of these common stock warrants as of December 31, 2020, 2019, and 2018 is determined using Level 3 inputs and assumptions within the Black-Scholes pricing model. The Company uses the following methods to determine its underlying assumptions: expected volatilities are based upon an analysis of the historical volatility of guideline public companies and factors specific to the Company; the expected term is based on the estimated timing until a liquidity event given that the warrants would automatically exercise upon an acquisition; the risk-free interest rate is based on the average of the observed yield of three year and five year US Treasury securities; and the expected dividend yield is based on the expected annual dividend. The key assumptions used in the Black-Scholes model were as follows:

	2020	2019	2018
Expected volatility	57.0%	55.0%	58.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	1.7%	1.7%	1.7%
Expected dividend yield	0.0%	0.0%	0.0%

The accrued value of these warrants as of December 31, 2020, 2019, and 2018 was $49,863, $59,624, and $59,624, respectively. There were 37,607 warrants to purchase common stock outstanding as of December 31, 2020 and 2019.

Series C-1 Preferred Warrants — In connection with the Sale Leaseback, the Company issued warrants to purchase 88,361 shares of series C-1 preferred stock at a price of $10.88 per share. These warrants are exercisable at any time at the option of the holder until the earlier of six years after the termination of the lease or the ten year anniversary of the date of issuance. In accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s consolidated balance sheet as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. The fair value as of the grant date was recorded as a discount to the capital lease principle. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s consolidated statements of operations in each subsequent period.

At the end of each reporting period, until expiry, the Company uses an option pricing model to estimate and report the fair value of the Series C-1 Preferred Warrants. The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019	2018
Expected volatility	60.0%	45.0%	45.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	0.1%	1.6%	2.5%

There were 88,361 warrants to purchase Series C-1 preferred stock outstanding as of Decembers 31, 2020, 2019 and 2018. The accrued value of these warrants as of December 31, 2020, 2019, and 2018 was $153,748, $87,477, and $100,732, respectively. As a result of the change in fair value of these warrants as of December 31, 2020, 2019 and 2018, $(66,271), $13,254, and $60,969 were recorded in Other Income (Expense), Net, respectively, in the consolidated statements of operations. These warrants expire six years after the expiration or termination of the lease in accordance with its terms or any renewal thereof, but no later than ten years after the issuance date.

Series C-3 Preferred Warrants — In April 2016, in conjunction with a general marketing agreement, the Company issued a warrant to purchase shares up to 1,102,752 shares of series C-3 preferred stock to a strategic partner at a price of $10.88 per share. The number of exercisable shares is dependent upon performance conditions. The warrant is exercisable upon vesting through completion of marketing milestones. In accordance with ASC 480, the fair value of these warrants are classified as a liability on the Company’s consolidated balance sheet as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. Therefore, as the performance conditions are met, the warrants will be recorded as a liability in the consolidated balance sheets and as marketing expense in the consolidated statements of operations. Corresponding changes to the fair value of the warrants are recognized in earnings on the Company’s consolidated statements of operations in each subsequent period. All milestones related to the warrants were met in 2016 and 2017 and all the warrants are fully vested.

At the end of each reporting period, until expiry, the Company uses an option pricing model to estimate and report the fair value of the Series C-3 Preferred Warrants. The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019	2018
Expected volatility	60.0%	45.0%	45.0%
Expected term (in years)	1.0	2.0	4.0
Risk-free interest rate	0.1%	1.6%	2.5%

There were 1,102,752 warrants outstanding to purchase Series C-3 preferred shares as of Decembers 31, 2020, 2019, and 2018. The accrued value of these warrants as of December 31, 2020, 2019, and 2018 was $1,918,788, $1,091,724, and $1,257,137, respectively. As a result of the change in fair value of these warrants as of December 31, 2020, 2019, and 2018, $(827,064), $165,413, and $760,899 were recorded in Other Income (Expense), Net, respectively, in the consolidated statements of operations. These warrants expire on the later of the date that is (i) the five-year anniversary of the date on which the last milestones have been satisfied and (ii) seven years after the issuance date.